Employee future benefits - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of defined benefit plans [line items]
Cumulative amount of actuarial net losses recognized	$ 4,277	$ 4,971	$ 3,492
Defined contribution plan expenses	$ 119	$ 129	$ 159
Pension benefit plans
Disclosure of defined benefit plans [line items]
Discount rate	1.70%	1.60%	2.40%
Weighted average duration of the defined benefit obligation	15.8